Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Assets of VIE Subsidiaries
	December 31, 2012	December 31, 2013

Cash and cash equivalents	1,617,258	252,925
Accounts receivable	13,289	36,117
Amounts due from related parties	4,399,037	6,380,630
Property and equipment	421,571	1,036
Deposits and other non-current assets	291,102	311,773
Total assets	6,742,257	6,982,481

Schedule of Liabilities of VIE Subsidiaries
	December 31, 2012	December 31, 2013

Accounts payable	2,414,219	3,618,573
Amounts due to related parties	23,290,628	20,740,356
Accrued expenses and other current liabilities	3,133,510	6,443,737
Other payables due to related parties	17,083,882	11,488,373
Total liabilities	45,922,239	42,291,039

Schedule of Summarized Operations of VIEs
	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31, 2013

Net revenue	18,744,535	13,956,477	14,483,007
Net profit (loss)	(25,011,099)	(1,331,497)	4,746,859

Schedule of Summary of Estimated Useful Life of Property and Equipment
Furniture and office equipment	3 years
Telecommunications equipment	3 years
Leasehold improvements	Lesser of original lease term or estimated useful life

Schedule of Summary of Estimated Useful Economic Life of Acquired Intangible Assets
Trademark	20 years
Technology	7 years